Dividends - Disclosure of interim dividends paid (Details) - KRW (₩) ₩ in Millions	3 Months Ended									12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid						₩ 274,357	₩ 212,164	₩ 212,164	₩ 213,270	₩ 820,287	₩ 817,122	₩ 637,598
Dividend Payable Date	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Common Stocks [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid	₩ 271,860	₩ 273,358	₩ 275,069	₩ 270,636	₩ 272,129	₩ 265,179	₩ 205,171	₩ 205,171	₩ 206,277
Convertible Preferred Stocks [Member]
Disclosure Of Interim Dividends Paid [Line Items]
Interim Dividends Paid						₩ 9,178	₩ 6,993	₩ 6,993	₩ 6,993